Supplement to the
Fidelity® Select Portfolios®
April 29, 2005
Prospectus

The following information replaces the similar information regarding redemption fees in the "Buying and Selling Shares" section beginning on page 73.

For each Select stock fund, if you sell your shares after holding them less than 30 days, a 0.75% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: redemptions of shares acquired by reinvesting dividends and distributions; rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund, if applicable, as long as the money never leaves the fund; and redemptions in kind.

Effective December 31, 2005, each fund also permits waivers of the short-term redemption fee for the following transactions, if applicable:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death, or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc., an affiliate of FMR, that manage accounts that invest in each fund may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

The following information replaces the biographical information for Defense and Aerospace Portfolio found in the "Fund Management" section on page 78.

Andrew Hatem is manager of Defense and Aerospace Portfolio, which he has managed since December 2005. Since joining Fidelity Investments in 1994, Mr. Hatem has worked as an investment analyst, sector research specialist, research analyst and portfolio manager.

The following information replaces the biographical information for Biotechnology Portfolio found in the "Fund Management" section on page 78.

Rajiv Kaul is manager of Biotechnology Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Kaul has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Leisure Portfolio found in the "Fund Management" section on page 78.

Gopal Reddy is manager of Leisure Portfolio, which he has managed since November 2005. Mr. Reddy joined Fidelity Investments in the equity research department in 2001 after receiving a bachelor of arts degree in economics from Stanford University.

The following information replaces the biographical information for Home Finance Portfolio found in the "Fund Management" section on page 79.

Valerie Friedholm is manager of Home Finance Portfolio, which she has managed since May 2004. Ms. Friedholm joined Fidelity Investments as a research analyst in 2000, after receiving an MBA from Harvard Business School. Previously, she was with General Electric Company from 1994 to 1998, most recently as an account manager.

The following information replaces the biographical information for Chemicals Portfolio, Cyclical Industries Portfolio, Transportation Portfolio, and Paper and Forest Products Portfolio found in the "Fund Management" section on page 79.

Christopher Bartel is manager of Industrial Equipment Portfolio, Chemicals Portfolio, and Cyclical Industries Portfolio and co-manager of Transportation Portfolio and Paper and Forest Products Portfolio, which he has managed since January 2003, April 2006, December 2005, April 2006, and March 2006, respectively. He also manages other Fidelity funds. Mr. Bartel joined Fidelity Investments in 1999 as a research analyst, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, Mr. Bartel was an associate at J.H. Whitney & Co, a Stamford, CT-based private equity firm, from 1996 to 1998.

SEL-06-06 April 19, 2006
1.482105.186

The following information replaces the biographical information for Insurance Portfolio found in the "Fund Management" section on page 79.

Stephen Hermsdorf is manager of Insurance Portfolio, which he has managed since March 2006. Mr. Hermsdorf joined Fidelity Investments as an equity research analyst in 2004, after receiving an MBA from the University of Chicago. Previously, he was an associate in the venture capital group at Harbourvest Partners, LLC in Boston from 1998 to 2001.

The following information replaces the biographical information for Transportation Portfolio found in the "Fund Management" section on page 79.

Lindsay Connor is co-manager of Transportation Portfolio, which she has managed since April 2006. Ms. Connor joined Fidelity Investments as a research analyst in 2004, after receiving an MBA from Dartmouth College. Previously, she was an associate and founding employee for Edgemont Capital Partners in New York.

The following information replaces the biographical information for Financial Services Portfolio and Brokerage and Investment Management Portfolio found in the "Fund Management" section on page 79.

Charles Hebard is manager of Financial Services Portfolio and Brokerage and Investment Management Portfolio, which he has managed since May 2005 and March 2006, respectively. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, he was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

The following information replaces the biographical information for Paper and Forest Products Portfolio in the "Fund Management" section on page 79.

Justin Bennett is co-manager of Paper and Forest Products Portfolio, which he has managed since March 2006. Mr. Bennett joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from The Wharton School at the University of Pennsylvania in 2005. Previously, he was an equity research associate at Morgan Stanley.

The following information replaces the biographical information for Business Services and Outsourcing Portfolio found in the "Fund Management" section on page 79.

James Morrow is co-manager of Business Services and Outsourcing Portfolio, which he has managed since March 2006. Mr. Morrow also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and manager.

The following information replaces the biographical information for Computers Portfolio found in the "Fund Management" section on page 79.

Heather Lawrence is manager of Computers Portfolio, which she has managed since April 2006. Ms. Lawrence joined Fidelity Investments as an analyst in 2001, after receiving an MBA from Columbia Business School. Previously, Ms. Lawrence was an equity research associate with Morgan Stanley Dean Witter Discover & Co. in New York, from 1997 to 1999.

The following information replaces the biographical information for Banking Portfolio found in the "Fund Management" section on page 79.

Ramona Persaud is manager of Banking Portfolio, which she has managed since February 2006. Ms. Persaud joined Fidelity Investments as a research analyst in 2003, after receiving and MBA from The Wharton School. Previously, Ms. Persaud was with Goldman Sachs from 1999 to 2001.

The following information replaces the biographical information for Construction and Housing Portfolio found in the "Fund Management" section on page 79.

Nora Creedon is manager of Construction and Housing Portfolio, which she has managed since February 2006. Since joining Fidelity Investments in 2004, Ms. Creedon has worked as a research analyst and portfolio manager. From 2003 to 2004, Ms. Creedon was with Goldman Sachs and graduated from Georgetown University in 2000.

The following information replaces the biographical information for Business Services and Outsourcing Portfolio found in the "Fund Management" section on page 79.

Benjamin Hesse is co-manager of Business Services and Outsourcing Portfolio, which he has managed since March 2006. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for Energy Service Portfolio found in the "Fund Management" section on page 79.

John Dowd is manager of Energy Service Portfolio, which he has managed since December 2005. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The following information replaces the biographical information for Natural Gas Portfolio found in the "Fund Management" section on page 80.

James McElligot is manager of Natural Gas Portfolio, which he has managed since November 2005. Mr. McElligot joined Fidelity Investments as an equity research analyst in 2003, after receiving a bachelor of arts degree in economics from Harvard.